Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	EURO TECH HOLDINGS CO LTD
Entity Central Index Key	0001026662
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		2,069,222
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011